Revenues - by Product Category (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total net revenues	$ 130,746,560	$ 304,938,765	$ 329,479,916
Sales Revenue
Total net revenues	128,040,585	300,155,525	302,098,523
Sales Revenue | Health Supplements and Food
Total net revenues	71,390,789	138,269,439	116,975,344
Sales Revenue | Mother and Child Care Products
Total net revenues	49,712,979	118,728,576	131,926,890
Sales Revenue | Personal Care Products
Total net revenues	991,865	25,553,477	24,293,333
Sales Revenue | Others
Total net revenues	$ 5,944,952	$ 17,604,033	$ 28,902,946